UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2006

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Platinum Investment Management, L.L.C
Address: 152 West 57th Street, 56th Floor

         New York, NY  10019

13F File Number:  28-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Stuart J. Rabin
Title:     Managing Member of SJR Holdings, L.L.C, a Manager
Phone:     212-884-8804

Signature, Place, and Date of Signing:

     Stuart J. Rabin     New York, NY     February 12, 2007


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     25

Form13F Information Table Value Total:     $110,667 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ATARI INC                      COM              04651M105      342   600000 SH       SOLE                   600000        0        0
AUTHENTIDATE HLDG CORP         COM              052666104      603   376910 SH       SOLE                   376910        0        0
AUTOBYTEL INC                  COM              05275N106     2100   600000 SH       SOLE                   600000        0        0
CAREER EDUCATION CORP          COM              141665109     3717   150000 SH       SOLE                   150000        0        0
DELL INC                       COM              24702R101     5645   225000 SH       SOLE                   225000        0        0
DIAMOND OFFSHORE DRILLING IN   COM              25271C102     1998    25000 SH       SOLE                    25000        0        0
DRUGSTORE COM INC              COM              262241102     2130   582000 SH       SOLE                   582000        0        0
EBAY INC                       COM              278642103     6465   215000 SH       SOLE                   215000        0        0
ENERGY CONVERSION DEVICES IN   COM              292659109     1019    30000 SH       SOLE                    30000        0        0
GILDAN ACTIVEWEAR INC          COM              375916103     2956    63400 SH       SOLE                    63400        0        0
IAC INTERACTIVECORP            COM NEW          44919P300     2972    80000 SH       SOLE                    80000        0        0
INTERNET CAP GROUP INC         COM NEW          46059C205     4617   450000 SH       SOLE                   450000        0        0
LCA-VISION INC                 COM PAR $.001    501803308     4810   140000 SH       SOLE                   140000        0        0
MICROSOFT CORP                 COM              594918104    20454   685000 SH       SOLE                   685000        0        0
MONSTER WORLDWIDE INC          COM              611742107     1399    30000 SH       SOLE                    30000        0        0
NALCO HOLDING COMPANY          COM              62985Q101     5115   250000 SH       SOLE                   250000        0        0
OILSANDS QUEST INC             COM              678046103      502   100000 SH       SOLE                   100000        0        0
PENTAIR INC                    COM              709631105     1884    60000 SH       SOLE                    60000        0        0
PFIZER INC                     COM              717081103     5827   225000 SH       SOLE                   225000        0        0
PLANETOUT INC                  COM              727058109      922   200000 SH       SOLE                   200000        0        0
REALOGY CORP                   COM              75605E100     9096   300000 SH       SOLE                   300000        0        0
RESEARCH IN MOTION LTD         COM              760975102    12778   100000 SH       SOLE                   100000        0        0
TRANSOCEAN INC                 ORD              G90078109     3640    45000 SH       SOLE                    45000        0        0
TYCO INTL LTD NEW              COM              902124106     4560   150000 SH       SOLE                   150000        0        0
VALERO ENERGY CORP NEW         COM              91913Y100     5116   100000 SH       SOLE                   100000        0        0